Notes to the consolidated financial statements - GlaxoSmithKline (Details) € in Thousands		1 Months Ended		3 Months Ended	12 Months Ended
	Oct. 24, 2024 EUR (€)	Jul. 31, 2024 EUR (€)	Jul. 31, 2020 EUR (€) item	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Aug. 31, 2024 EUR (€)	Apr. 30, 2021 EUR (€)
Disclosure Of Notes To The Consolidated Financial Statements [Line Items]
Non-refundable upfront payment								€ 400,000
Revenue recognized from upfront and milestones payments					€ 519,724	€ 31,051	€ 44,787
Revenue recognized					535,180	53,758	67,420
Proceeds from the issuance of shares (net of transaction costs)						235,840
New licensing agreement
Disclosure Of Notes To The Consolidated Financial Statements [Line Items]
Amount of development milestone					10,000
GSK | Transitional Service Agreement
Disclosure Of Notes To The Consolidated Financial Statements [Line Items]
Revenue recognized	€ 1,830
GSK | Collaboration with GSK for research, development, manufacture and commercialization
Disclosure Of Notes To The Consolidated Financial Statements [Line Items]
Revenue recognized					88,316	27,740	41,379
GSK | GSK COVID Agreement
Disclosure Of Notes To The Consolidated Financial Statements [Line Items]
Non-refundable upfront payment									€ 75,000
Revenue recognized					19,146	10,530	20,884
GSK
Disclosure Of Notes To The Consolidated Financial Statements [Line Items]
Non-refundable upfront payment			€ 120,000	€ 635,000	635,000
Additional development and regulatory milestone payments								550,000
Additional commercial milestone payments								€ 500,000
Amount of development milestone				€ 10,000	15,000	11,379	6,257
Revenue recognized from upfront and milestones payments					€ 513,715	29,089	€ 42,690
Proceeds from the issuance of shares (net of transaction costs)			€ 150,000
Number of performance obligations | item			2
GSK | New licensing agreement
Disclosure Of Notes To The Consolidated Financial Statements [Line Items]
Amount of development milestone						€ 0
GSK | Research and development services considered distinct within the agreements
Disclosure Of Notes To The Consolidated Financial Statements [Line Items]
Revenue recognized from upfront and milestones payments		€ 80,382